PROPERTY, PLANT AND EQUIPMENT	9 Months Ended
Sep. 30, 2017
Property Plant And Equipment [Abstract]
Property, Plant and Equipment
NOTE 5 - Property, plant and equipment:
Property, plant and equipment, net, consisted of the following:
	September 30,	December 31,
	2017	2016

	(U.S. $ in millions)
Machinery and equipment	$5,930	$5,748
Buildings	3,388	3,331
Computer equipment and other assets	1,981	1,774
Payments on account	684	634
Land (1)	393	439
	12,376	11,926
Less—accumulated depreciation	4,375	3,853
	$8,001	$8,073

(1) Land includes long-term leasehold rights in various locations, with useful lives between 30 and 99 years.